Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Mar. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost	(e) Current Value
	Mutual Funds:
	American Funds	Europacific Growth R6	**	20,603,751
	Baird	Core Plus Bond Institutional	**	36,773,787
	JP Morgan	Small Cap Equity R5	**	37,835,679
	Macquarie	Emerging Markets Institutional	**	13,886,970
	Vanguard	Equity-Income ADM	**	32,490,003
				141,590,190
	Common/Collective Trusts:
	Blackrock	Equity Index J	**	234,287,925
	Blackrock	Extended Equity K	**	98,006,030
	Blackrock	MSCI ACWI EX-U.S. Index M	**	74,688,743
	Blackrock	US Debt Index M	**	61,153,186
	Vanguard	Target Retirement 2020 Trust II	**	16,457,265
	Vanguard	Target Retirement 2025 Trust II	**	21,328,566
	Vanguard	Target Retirement 2030 Trust II	**	54,908,147
	Vanguard	Target Retirement 2035 Trust II	**	30,919,535
	Vanguard	Target Retirement 2040 Trust II	**	59,763,730
	Vanguard	Target Retirement 2045 Trust II	**	33,446,205
	Vanguard	Target Retirement 2050 Trust II	**	62,822,503
	Vanguard	Target Retirement 2055 Trust II	**	31,895,448
	Vanguard	Target Retirement 2060 Trust II	**	15,096,646
	Vanguard	Target Retirement 2065 Trust II	**	7,908,978
	Vanguard	Target Retirement 2070 Trust II	**	1,841,822
	Vanguard	Target Retirement Income Trust II	**	5,669,495
				810,194,224
	Pooled Separate Account
*	Empower Annuity Insurance Company of America	JP Morgan Large Cap Growth	**	83,647,113
	Common Stock:
*	Viasat, Inc.	Employer Common Stock	**	32,187,114
	Fully Benefit-Responsive Investment Contract:
*	Empower Annuity Insurance Company of America	Fixed Account – Series Class VI	**	43,004,479
	Self-Directed Brokerage Accounts:
*	Empower Financial Services, Inc.	Empower Self-Directed Brokerage	**	20,845,120
*	Notes receivable from participants	Participant loans with interest rates ranging from 4.25% - 9.50% maturing through fiscal year 2055	$ —	9,514,568
	Total			$1,140,982,808

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* Party-in-interest to the Plan.

** The cost of participant-directed investments is not required to be disclosed.